Note 21 - Changes in Equity - Carrying Value Adjustments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Balance, before restatement		R$ 57,547.4
Impact of the adoption of IFRS 16 (i)		(92.6)	[1]	R$ (63.1)	[2]
Balance	[2]	57,454.8		47,564.2
Gains/(losses) on translation of foreign operations		(522.5)		1,766.6		R$ 1,952.2
Cash flow hedges		(131.2)		493.7	[3]	513.7	[3]
Actuarial gains/(losses)		(106.3)		25.7		124.6
Total comprehensive income		11,428.4		13,633.7	[3]	10,378.0	[3]
Effect of application of IAS 29 (hyperinflation) (ii)		1,427.5	[4]	3,791.7	[5]
Gains/(losses) of controlling interest´s share		78.3		(46.0)	[6]	17.4
Tax on deemed dividends		(4.6)		(7.4)		(38.6)
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting
Balance		62,556.0		57,454.8	[2]	47,564.2	[2]
Carrying value adjustments, translation reserves [member]
Statement Line Items [Line Items]
Balance, before restatement				1,639.1
Impact of the adoption of IFRS 16 (i)	[7]			(0.1)
Balance		4,089.2		1,639.0
Gains/(losses) on translation of foreign operations		(505.8)		1,643.7
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income		(505.8)		1,643.7
Effect of application of IAS 29 (hyperinflation) (ii)				346.4
Gains/(losses) of controlling interest´s share			[8]	460.1
Tax on deemed dividends
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting
Options granted on subsidiary
Balance		3,583.4		4,089.2		1,639.0
Carrying value adjustments, cash flow hedge [member]
Statement Line Items [Line Items]
Balance, before restatement				368.9
Impact of the adoption of IFRS 16 (i)	[7]
Balance		777.3		368.9
Gains/(losses) on translation of foreign operations
Cash flow hedges		(132.2)		495.9
Actuarial gains/(losses)
Total comprehensive income		(132.2)		495.9
Effect of application of IAS 29 (hyperinflation) (ii)				(88.3)
Gains/(losses) of controlling interest´s share			[8]	0.8
Tax on deemed dividends
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting
Options granted on subsidiary
Balance		645.1		777.3		368.9
Carrying value adjustments, actuarial gains/losses [member]
Statement Line Items [Line Items]
Balance, before restatement				(1,144.5)
Impact of the adoption of IFRS 16 (i)	[7]
Balance		(1,116.2)		(1,144.5)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)		(104.8)		24.8
Total comprehensive income		(104.8)		24.8
Effect of application of IAS 29 (hyperinflation) (ii)				0.1
Gains/(losses) of controlling interest´s share			[8]	3.4
Tax on deemed dividends
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting
Options granted on subsidiary
Balance		(1,221.0)		(1,116.2)		(1,144.5)
Carrying value adjustments, put option granted on subsidiary [member]
Statement Line Items [Line Items]
Balance, before restatement				(2,771.3)
Impact of the adoption of IFRS 16 (i)	[7]
Balance		(120.2)		(2,771.3)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Effect of application of IAS 29 (hyperinflation) (ii)
Gains/(losses) of controlling interest´s share			[8]	2,651.1
Tax on deemed dividends
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting
Options granted on subsidiary
Balance		(120.2)		(120.2)		(2,771.3)
Carrying value adjustments, gains/ of non-controlling interest´s share [member]
Statement Line Items [Line Items]
Balance, before restatement				2,099.9
Impact of the adoption of IFRS 16 (i)	[7]
Balance		19.6		2,099.9
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Effect of application of IAS 29 (hyperinflation) (ii)
Gains/(losses) of controlling interest´s share		(0.5)	[8]	(2,072.9)
Tax on deemed dividends		(4.6)		(7.4)
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting
Options granted on subsidiary		70.0
Balance		84.5		19.6		2,099.9
Carrying value adjustments, business combination [member]
Statement Line Items [Line Items]
Balance, before restatement				156.1
Impact of the adoption of IFRS 16 (i)	[7]
Balance		156.1		156.1
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Effect of application of IAS 29 (hyperinflation) (ii)
Gains/(losses) of controlling interest´s share			[8]
Tax on deemed dividends
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting
Options granted on subsidiary
Balance		156.1		156.1		156.1
Carrying value adjustments, accounting adjustments for transactions between shareholders [member]
Statement Line Items [Line Items]
Balance, before restatement				(75,314.7)
Impact of the adoption of IFRS 16 (i)	[7]
Balance		(75,390.6)		(75,314.7)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Effect of application of IAS 29 (hyperinflation) (ii)
Gains/(losses) of controlling interest´s share			[8]
Tax on deemed dividends
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting		(11.8)		(75.9)
Options granted on subsidiary
Balance		(75,402.4)		(75,390.6)		(75,314.7)
Carrying value adjustments [member]
Statement Line Items [Line Items]
Balance, before restatement		(71,584.9)		(74,966.5)
Impact of the adoption of IFRS 16 (i)		0.1	[1]	(0.1)	[2],[7]
Balance	[2]	(71,584.8)		(74,966.6)
Gains/(losses) on translation of foreign operations		(505.8)		1,643.7		1,928.5
Cash flow hedges		(132.2)		495.9		513.4
Actuarial gains/(losses)		(104.8)		24.8		117.7
Total comprehensive income		(742.8)		2,164.4		2,559.6
Effect of application of IAS 29 (hyperinflation) (ii)			[4]	258.2	[5]
Gains/(losses) of controlling interest´s share		(0.5)	[8]	1,042.5	[6]	(12.1)
Tax on deemed dividends		(4.6)		(7.4)		(38.6)
Reversal effect revaluation of property, plant and equipment on the predecessor basis of accounting		(11.8)		(75.9)		(75.9)
Options granted on subsidiary		70.0
Balance		R$ (72,274.5)		R$ (71,584.8)	[2]	R$ (74,966.6)	[2]

[1]	As described in Note 3 - Summary of significant account policy.
[2]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[3]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[4]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies.
[5]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies. These effects did not reflect the impact on income for the period, which is reflected in the income statement as net income, at the amount of R$(291.8) attributable to the equity holders of Ambev and R$(292.4) attributable to non-controlling interests.
[6]	Of this amount, R$1,035.2 refers to the renegotiation of the shareholders' agreement from Tenedora, as described in Note 1 (b).
[7]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[8]	Of this amount, R$1,035.2 refers to renegotiation of shareholders' agreement from Tenedora, as described in Note 1 (b)